Marketable Securities	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Marketable Securities

Investment in Bravada common shares

Included as part of the acquisition of Homestake’s net assets during the year ended December 31, 2016, the Company acquired 2,658,004 shares of BVA which the Company has classified as FVTPL within level 1 category of the fair value hierarchy (note 19). As at December 31, 2019, the BVA share price quoted on TSXV was $0.13 per share (December 31, 2018 – $0.07 per share) and the fair value of the shares was adjusted to $346 (December 31, 2018 - $186). The impact of the fair value adjustment of the BVA shares was to record a fair value gain of $160 in the statement of loss and comprehensive loss for the year ended December 31, 2019 (December 31, 2018 – fair value loss of $239).